Accounts Receivable and Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable And Inventory (Textuals) [Abstract]
Percentage of inventory at FIFO accounted for using the LIFO method	43.00%	42.00%
Allowance for doubtful accounts receivable	$ 53	$ 48
Inventory Disclosure [Abstract]
Raw materials	919	706
Work-in-process	424	272
Finished goods	1,129	867
Inventories at FIFO	2,472	1,845
Excess of FIFO over LIFO cost	(133)	(144)
Total inventory	$ 2,339	$ 1,701